SHARE CAPITAL (Details Narrative)	1 Months Ended
Jul. 23, 2024 CAD ($) $ / shares shares
Convertible debt converted to equity	$ 82,800
Interest payable converted to equity	$ 25,418
Debt converted conversion price | $ / shares	$ 0.36
Common stock issued for debt conversion | shares	300,606
Debt converted to equity	$ 108,218